Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information of the Company
Condensed Balance Sheet

Condensed Balance Sheet

	December 31,	December 31,
	2019	2019
	RMB’000	US$’000
		(Note 2 e)
Current assets:
Cash and cash equivalents	159,038	22,844
Receivables due from related parties	28	4
Prepayments and other current assets	109	16
Non‑current assets:
Equity method investments	511,340	73,450
Total assets	670,515	96,314
Current liabilities:
Amount due to inter-company entities	15,761	2,264
Accrued liabilities and other payables	17,545	2,520
Total liabilities	33,306	4,784
Commitments and Contingencies (Note 17)
Shareholder's equity：
Class A ordinary shares (US$0.0001 par value per share; 4,903,917,300 shares authorized, 841,275,820 shares issued and outstanding as of December 31, 2019)	613	88
Class B ordinary shares (US$0.0001 par value per share; 96,082,700 shares authorized, 96,082,700 shares issued and outstanding as of December 31, 2019)	66	10

Additional paid-in capital	2,000,267	287,320
Treasury stock (US$ 0.0001 par value; 2,561,468 shares as of December 31, 2019)	(2,333)	(334)
Accumulated deficit	(1,358,350)	(195,115)
Accumulated other comprehensive loss	(3,054)	(439)
Total 36Kr Holdings Inc.'s shareholders’ equity	637,209	91,530
Total liabilities and shareholders’ equity	670,515	96,314

Condensed Statement of Operations and Comprehensive Loss

Condensed Statement of Operations and Comprehensive Loss

	For the year ended December 31,
	2019	2019
	RMB’000	US$’000
		(Note 2 e)
Operating expenses:
General and administrative expenses	(2,435)	(350)
Total operating expenses	(2,435)	(350)
Loss from operations	(2,435)	(350)
Other income/(expenses):
Share of loss from equity method investments	(23,797)	(3,418)
Interest income	484	70
Interest expense	(73)	(10)
Others, net	66	9
Loss before income tax	(25,755)	(3,699)
Income tax expense	—	—
Net loss	(25,755)	(3,699)
Accretion on redeemable non-controlling interests to redemption value	(1,808)	(260)
Accretion of convertible redeemable preferred shares to redemption value	(449,130)	(64,513)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(26,787)	(3,848)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(309,984)	(44,526)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(36,977)	(5,311)
Net loss attributable to 36Kr Holdings Inc.’s ordinary shareholders	(850,441)	(122,157)

Condensed Statement of Cash Flows

Condensed Statement of Cash Flows

	For the year ended December 31,
	2019	2019
	RMB’000	US$’000
		(Note 2 e)
Net cash used in operating activities	(1,604)	(231)
Net cash used in investing activities	(123,599)	(17,754)
Net cash provided by financing activities	284,489	40,864
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(248)	(35)
Net increase in cash and cash equivalents	159,038	22,844
Cash and cash equivalents at beginning of the year	—	—
Cash and cash equivalents at end of the year	159,038	22,844